Share-Based Compensation - Summary of Restricted Stock Awards - Vested, Granted and Changes (Details) - Restricted Stock [Member] - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of restricted stock vested	697,717	1,112,909	1,589,761
Aggregate fair value of restricted stock vested	$ 46.1	$ 59.5	$ 57.5